Schedule of Earnings Per Share, Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Mar. 31, 2025		Mar. 31, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (17,907)		$ 9,747		$ (110,555)		$ 54,057		$ (803)		$ (2,658,180)
Plus: Net loss attributable to noncontrolling interests	18,971		7,590		51,167		15,303		69,789		579,332
Less: Noncontrolling interest guaranteed payment	(4,693)	[1]	(4,423)	[1]	(9,317)	[1]	(8,779)	[1]	(17,824)	[2]	(16,793)	[2]
Net income (loss) attributable to Class B common shareholders	(3,629)	[1]	12,914	[1]	(68,705)	[1]	60,581	[1]	51,162	[2]	(2,095,641)	[2]
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to Class B common shareholders	$ (3,539)		$ 12,270		$ (66,950)		$ 57,040		$ 47,886		$ (1,955,861)
Basic weighted average of common shares outstanding	9,445,117		4,122,438		9,127,728		3,910,871		5,627,120		2,904,851
Basic net income (loss) attributable to Beneficient per common share	$ (0.37)		$ 2.98		$ (7.33)		$ 14.58		$ 8.51		$ (673.31)
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to Class B common shareholders	$ (90)		$ 644		$ (1,755)		$ 3,541		$ 3,276		$ (139,780)
Basic weighted average of common shares outstanding	239,256		239,256		239,256		239,256		239,256		239,256
Basic net income (loss) attributable to Beneficient per common share	$ (0.37)		$ 2.69		$ (7.33)		$ 14.80		$ 13.69		$ (584.23)

[1]	Includes amounts eliminated in consolidation.
[2]	Includes amounts eliminated in consolidation.